Related parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	$ (591)	$ (396)	$ (1,076)	$ (781)
Financial result	2	95	63	216
Net operating revenue	131	134	251	250
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(46)	(3)	(77)	(29)
Financial result	(8)	(10)	(17)	(20)
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(128)	(112)	(217)	(214)
Norte Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(25)	(15)	(52)	(28)
Vale Oman Distribution Center [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(86)	(62)	(127)	(127)
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(9)	(10)	(17)	(22)
Financial result		(1)		(2)
Net operating revenue	94	97	173	165
P T V I [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(154)	(138)	(313)	(297)
Anglo American [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(94)	(48)	(166)	(48)
Financial result	5	7	9	7
Alianca Geracao De Energia S A [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(49)		(107)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Financial result		(6)		(3)
Net operating revenue	7	9	14	16
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses	(591)	(388)	(1,076)	(765)
Financial result	(3)	(10)	(8)	(18)
Net operating revenue	101	106	187	181
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Financial result	(22)	105	18	234
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	30	27	64	61
Cosan [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(8)		(16)
Net operating revenue		1		8
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Financial result	27		53
Major Shareholders [Member]
IfrsStatementLineItems [Line Items]
Cost and operating expenses		(8)		(16)
Financial result	5	105	71	234
Net operating revenue	$ 30	$ 28	$ 64	$ 69